Cover Page	Jun. 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 15, 2026
Entity Registrant Name	AMERICAN NATIONAL GROUP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31911
Entity Tax Identification Number	42-1447959
Entity Address, Address Line One	One Moody Plaza
Entity Address, City or Town	Galveston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77550
City Area Code	888
Local Phone Number	221-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 7.375% Fixed-Rate Non-Cumulative Preferred Stock, Series D
Trading Symbol	ANGpD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001039828
Amendment Flag	false